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            UNITED STATES                                OMB APPROVAL
                                                --------------------------------
      SECURITIES AND EXCHANGE COMMISSION         OMB Number:           3235-0456
          Washington, D.C. 20549                 Expires:        August 31, 2000
                                                 Estimated average burden
             FORM 24F-2                          hours per response     . . . .1
                                                --------------------------------
      Annual Notice of Securities Sold
         Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

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    1.     Name and address of issuer:

                                    Firstar Stellar Funds
                                    Firstar Mutual Fund Services, LLC
                                    615 E. Michigan Street
                                    Milwaukee, WI 53202

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    2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                   Firstar Stellar Market Capitalization Fund

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    3.     Investment Company Act File Number:
                                                   811-5762

           Securities Act File Number:
                                                   33-26915

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   4(a).   Last day of  fiscal  year for which  this  Form  is  filed:

                                                   5/17/99

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   4(b). ----  Check box if this Form is being filed late
               (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

   Note: If the Form is being filed late, interest must be paid on the registration fee due.

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   4(c). ----  Check box if this is the last time the issuer will be filing this
               Form.
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   5.      Calculation of registration fee:

         (i)    Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):         $      10,996,413
                                                                ----------------

         (ii)   Aggregate price of securities redeemed or
                repurchased during the fiscal year:            $      50,979,382
                                                                ----------------

         (iii)  Aggregate price of securities redeemed or
                repurchased during any prior fiscal year ending no
                earlier than October 11, 1995 that were not
                previously used to reduce registration fees payable
                to the Commission:                              $
                                                                ----------------

         (iv)   Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                  $      50,979,382
                                                                ----------------


         (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:         $               0
                                                                ----------------

         (vi)   Redemption credits available for use in future years
                - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                $(  39,982,969 )
                                                                ----------------

         (vii)  Multiplier for determining registration fee
                (See Instruction C.9):                      X            0.0278%
                                                                ----------------

         (vii)  Registration fee due [multiply Item 5(v) by Item
                5(vii)]  (enter "0" if no fee is due):    =    $            0.00
                                                                ----------------
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    6.     Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here : _________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here :______ .

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    7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              +$               0
                                                                ----------------
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    8.     Total of the amount of the  registration  fee due plus any  interes due [line 5(viii) plus line 7]:
                                                              =$            0.00
                                                                ----------------

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    9.     Date the registration fee and any interest payment was sent to the
           Commission's lockbox depository: None

             Method of Delivery:


          ----  Wire Transfer   Registrant CIK number to be credited: 0000846030


          ----  Mail or other means

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                                SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*  /s/ Michael T. Karbouski
                                    --------------------------------------------
                                    Treasurer
                                    --------------------------------------------

         Date    7/30/99
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   * Please print the name and title of the signing officer below the signature.